NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2016
Notes Payable Tables
Notes Payable

Following is a summary of our outstanding Notes Payable indebtedness as of June 30, 2016:

Description of Notes Payable	Amount Owed (1)
Decathlon Alpha LP, Senior Secured Note, due 12/31/16, interest at 15%	$157,021
Forte Ventures LP, Secured Note, past due, interest at 15-21%	386,761
Hawkins Ventures Inc., Secured Note, past due, interest at 18%	94,479
Nottingham Securities Inc., due 9/30/16, interest at 10%	128,173
Finquest Capital Inc., due 9/30/16/, interest at 10%	25,010
Notes payable to two principal officers, due on demand, interest at 6%	91,399
Note payable to individual, past due, interest at 10%	50,000
Note payable to individual, past due, interest at 12%	27,243
Note payable to individual, past due, interest at 6%	1,434
Total	$961,520